Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 21,388,000	$ 13,357,000	$ 17,399,000
Operating loss	781,000	(1,701,000)	(440,000)
Depreciation	38,000	49,000	69,000
Capital expenditures, gross	4,000	11,000	21,000
Assets	21,250,000	20,095,000
Liabilities	6,449,000	5,632,000
Trading and Manufacturing
Revenue	9,619,000	9,476,000	11,877,000
Operating loss	140,000	(488,000)	(102,000)
Depreciation	32,000	39,000	54,000
Capital expenditures, gross	1,000	2,000	17,000
Assets	7,969,000	7,877,000
Liabilities	3,428,000	2,645,000
Engineering
Revenue	11,769,000	3,881,000	5,522,000
Operating loss	846,000	(1,027,000)	(158,000)
Depreciation	6,000	10,000	15,000
Capital expenditures, gross	3,000	9,000	4,000
Assets	13,281,000	12,218,000
Liabilities	3,021,000	2,987,000
Unallocated Corporate Expenses
Revenue		0
Operating loss	$ (205,000)	$ (186,000)	$ (180,000)